Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Long-term investments	¥ 5,325,000	$ 835,609	¥ 5,325,000
Accrued expenses	36,045,445	5,656,317	27,280,677
Accounts receivables contract assets	28,982,373	4,547,967	79,593,687
Guarantee liabilities	1,017,108	159,606	62,048,651
Financial guarantee derivatives	199,865,748	31,363,297	157,281,000
Loan receivable from Xiaoying Housing Loans	16,456,881	2,582,444	16,551,270
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	79,578,524	12,487,607	60,479,731
Operating loss carryforwards	43,644,917	6,848,840	214,313,889
Earnings rights associated with loan assets	191,150	29,996	496,990
Deposits to institutional cooperators	506,674	79,508	2,579,529
Investment in Consolidated Trusts	11,509,170	1,806,040	808,113
Lease liabilities	6,599,483	1,035,602	9,479,662
Total deferred tax assets	429,722,473	67,432,833	636,238,199
Valuation allowance	(113,394,230)	(17,794,029)	(14,010,030)	$ (2,198,479)		¥ (4,854,955)
Total deferred tax assets, net of valuation allowance	316,328,243	49,638,804	622,228,169
Deferred tax liabilities:
Property and equipment	488,150	76,601	581,854
Long-term investments	4,142,756	650,088	6,778,801
Right-of-use assets	6,299,837	988,583	9,214,921
Investment in Consolidated Partnerships	30,528,966	4,790,661
Total deferred tax liabilities	41,459,709	6,505,933	16,575,576
Increase in deferred tax asset	¥ 274,868,534	$ 43,132,871	¥ 605,652,593
Cumulative effect of accounting change | Adoption of ASU 2016-13
Deferred tax liabilities:
Increase in deferred tax asset					¥ 5,750,000